Long-term Investments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)
Investments, Debt and Equity Securities [Abstract]
Cost method equity investments, impairment loss recognized	¥ 0		¥ 0	¥ 0
Available-for-sale debt securities			50,564,859
Unrealized loss for available-for-sale debt securities				531,598
Unrealized gain for available-for-sale debt securities			564,859
Available-for-sale debt securities, impairment loss recognized	0		0	¥ 0
Equity securities without readily determinable fair value, amount	547,888,818		100,000,000
Equity securities without readily determinable fair value, impairment loss, annual amount		$ 78,699,304
Equity securities without readily determinable fair value, upward price adjustment, cumulative amount	¥ 547,888,818					$ 78,699,304